Inventories, Net (Schedule Of Components of Inventories) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories, Net [Abstract]
Raw materials	$ 4,153	$ 3,619	$ 2,595
Work in process	1,646	1,576	1,369
Finished goods	4,832	3,740	1,486
Total inventories	10,631	8,935	5,450
Less inventory reserve	(1,551)	(1,500)	(1,549)
Total inventories, net	$ 9,080	$ 7,435	$ 3,901